Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	1606 Corp.
Entity Central Index Key	0001877461
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	We hereby amend this registration statement on such date or dates as may be necessary to delay our effective date until the registrant shall file a further amendment which specifically states that this registration statement shall, thereafter, become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) may determine.
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-1497346
Entity Address Address Line 1	2425 E. Camelback Rd
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85016
City Area Code	602
Local Phone Number	481-1544